Himax Technologies, Inc. (the Parent Company only) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 129,829	$ 185,466	$ 127,320	$ 138,737
Investments in marketable securities available-for-sale	18,511	2,377
Investment in non-marketable securities	11,211	11,211
Total assets	802,337	832,994
Current liabilities	352,730	355,405
Short-term debt	180,000	130,000
Total equity	441,341	468,297	448,559	428,158
Total liabilities and equity	802,337	832,994
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	1,536	372	$ 268	$ 1,075
Investments in marketable securities available-for-sale	4,505	0
Other current assets	1,467	1,688
Investment in non-marketable securities	432	432
Investments in subsidiaries and affiliates	737,561	725,974
Total assets	745,501	728,466
Current liabilities	384	227
Short-term debt	161,000	111,000
Debt borrowing from a subsidiary	145,413	144,615
Total equity	438,704	472,624
Total liabilities and equity	$ 745,501	$ 728,466